Financial Derivative Contracts and Hedge Accounting - Schedule of the Hedged Items and the Hedging Instrument at Fair Value (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedged items [line items]
Change in fair value used in measuring effectiveness	$ (2)	$ 15
Time deposits [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value used in measuring effectiveness		7
Interbank loans [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value used in measuring effectiveness		(111)
Fair Value Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	3,047,494	2,341,607
Fair Value Hedges [Member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		87,910
Fair Value Hedges [Member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	3,047,494	2,253,697
Fair Value Hedges [Member] | Hedged Instruments Net Of Prepayments [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	3,047,494	2,341,607
Fair Value Hedges [Member] | Commercial and mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	464,522
Fair Value Hedges [Member] | Mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value		489,986
Fair Value Hedges [Member] | Time deposits [member]
Disclosure of detailed information about hedged items [line items]
Notional value	338,123	117,369
Fair Value Hedges [Member] | Chilean Treasury Bonds [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	470,633	280,854
Fair Value Hedges [Member] | Current bonds [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,774,216	1,365,488
Fair Value Hedges [Member] | Interbank loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value		87,910
Fair Value Hedges [Member] | Up to one month [member]
Disclosure of detailed information about hedged items [line items]
Notional value	28,597	19,979
Fair Value Hedges [Member] | Up to one month [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	28,597	19,979
Fair Value Hedges [Member] | Up to one month [member] | Hedged Instruments Net Of Prepayments [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	28,597	19,979
Fair Value Hedges [Member] | Up to one month [member] | Commercial and mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	3,591
Fair Value Hedges [Member] | Up to one month [member] | Time deposits [member]
Disclosure of detailed information about hedged items [line items]
Notional value	25,006	19,979
Fair Value Hedges [Member] | 1 month to 3 months [member]
Disclosure of detailed information about hedged items [line items]
Notional value	35,316
Fair Value Hedges [Member] | 1 month to 3 months [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	35,316
Fair Value Hedges [Member] | 1 month to 3 months [member] | Hedged Instruments Net Of Prepayments [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	35,316
Fair Value Hedges [Member] | 1 month to 3 months [member] | Commercial and mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	6,600
Fair Value Hedges [Member] | 1 month to 3 months [member] | Time deposits [member]
Disclosure of detailed information about hedged items [line items]
Notional value	28,716
Fair Value Hedges [Member] | 3 months to 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	360,903	353,501
Fair Value Hedges [Member] | 3 months to 1 year [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		87,910
Fair Value Hedges [Member] | 3 months to 1 year [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	360,903	265,591
Fair Value Hedges [Member] | 3 months to 1 year [member] | Hedged Instruments Net Of Prepayments [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	360,903	353,501
Fair Value Hedges [Member] | 3 months to 1 year [member] | Commercial and mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	83,194
Fair Value Hedges [Member] | 3 months to 1 year [member] | Mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value		189,282
Fair Value Hedges [Member] | 3 months to 1 year [member] | Time deposits [member]
Disclosure of detailed information about hedged items [line items]
Notional value	119,660	6,309
Fair Value Hedges [Member] | 3 months to 1 year [member] | Chilean Treasury Bonds [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	58,049
Fair Value Hedges [Member] | 3 months to 1 year [member] | Current bonds [member]
Disclosure of detailed information about hedged items [line items]
Notional value	100,000	70,000
Fair Value Hedges [Member] | 3 months to 1 year [member] | Interbank loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value		87,910
Fair Value Hedges [Member] | 1 - 3 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	567,411	356,312
Fair Value Hedges [Member] | 1 - 3 years [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	567,411	356,312
Fair Value Hedges [Member] | 1 - 3 years [member] | Hedged Instruments Net Of Prepayments [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	567,411	356,312
Fair Value Hedges [Member] | 1 - 3 years [member] | Commercial and mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	143,247
Fair Value Hedges [Member] | 1 - 3 years [member] | Mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value		69,215
Fair Value Hedges [Member] | 1 - 3 years [member] | Time deposits [member]
Disclosure of detailed information about hedged items [line items]
Notional value	154,633	85,802
Fair Value Hedges [Member] | 1 - 3 years [member] | Chilean Treasury Bonds [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	224,464	77,295
Fair Value Hedges [Member] | 1 - 3 years [member] | Current bonds [member]
Disclosure of detailed information about hedged items [line items]
Notional value	45,067	124,000
Fair Value Hedges [Member] | 3 - 5 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	593,036	501,158
Fair Value Hedges [Member] | 3 - 5 years [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	593,036	501,158
Fair Value Hedges [Member] | 3 - 5 years [member] | Hedged Instruments Net Of Prepayments [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	593,036	501,158
Fair Value Hedges [Member] | 3 - 5 years [member] | Commercial and mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	73,050
Fair Value Hedges [Member] | 3 - 5 years [member] | Mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value		4,271
Fair Value Hedges [Member] | 3 - 5 years [member] | Time deposits [member]
Disclosure of detailed information about hedged items [line items]
Notional value	10,108	5,279
Fair Value Hedges [Member] | 3 - 5 years [member] | Chilean Treasury Bonds [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	78,013	104,211
Fair Value Hedges [Member] | 3 - 5 years [member] | Current bonds [member]
Disclosure of detailed information about hedged items [line items]
Notional value	431,865	387,397
Fair Value Hedges [Member] | More than 5 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,462,231	1,110,657
Fair Value Hedges [Member] | More than 5 years [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,462,231	1,110,657
Fair Value Hedges [Member] | More than 5 years [member] | Hedged Instruments Net Of Prepayments [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,462,231	1,110,657
Fair Value Hedges [Member] | More than 5 years [member] | Commercial and mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	154,840
Fair Value Hedges [Member] | More than 5 years [member] | Mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value		227,218
Fair Value Hedges [Member] | More than 5 years [member] | Chilean Treasury Bonds [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	110,107	99,348
Fair Value Hedges [Member] | More than 5 years [member] | Current bonds [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 1,197,284	$ 784,091